8. Notes Payable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Total notes payable	$ 278,129	$ 170,727
Less: long-term	(105,929)	(156,727)
Short-term	172,200	14,000
Note payable- current maturity	158,200	14,000
Note payable- in default	14,000	0
Note payable- long-term	105,929	156,727
Loss on modification of debt	0	(81,887)
WLES LP LLC [Member]
Total notes payable	$ 30,000	60,000
Debt stated interest rate	5.00%
Debt maturity date	Jan. 15, 2022
Note payable- long-term	$ 30,000	60,000
Loss on modification of debt	18,281
Brian Cox [Member]
Total notes payable	12,882	21,970
SBA Loan (Hillcrest) [Member]
Total notes payable	35,400	0
Small Business Loan [Member]
Total notes payable	63,047	74,757
Emry Capital [Member]
Total notes payable	$ 0	14,000
Debt stated interest rate	4.00%
Debt maturity date	Apr. 30, 2020
Note payable- current maturity	$ 0	14,000
PPP SBA Loan [Member]
Total notes payable	15,600	0
Note payable- current maturity	15,600	0
EIDL Loan [Member]
Total notes payable	10,000	0
Note payable- current maturity	10,000	0
B2 Digital [Member]
Total notes payable	97,200	0
Note payable- current maturity	97,200	0
Emry Capital 1 [Member]
Total notes payable	$ 14,000	0
Debt stated interest rate	4.00%
Debt maturity date	Apr. 30, 2020
Note payable- in default	$ 14,000	$ 0